SUPPLEMENT DATED AUGUST 6, 2001
                      TO PROSPECTUS DATED JUNE 29, 2001 FOR

                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

                                 with respect to

                PRUSELECTSM III Variable Life Insurance Contracts




     Effective August 6, 2001, you may invest in any of the 32 available variable investment options described in The Funds, pages 8 through 12 in the prospectus. The previous limitation allowing only 16 active investment options has been removed.









CVUL3SUP Ed. 8/2001